Schedule II - Valuation and Qualifying Accounts and Reserves (Detail) (Reserve for Doubtful Accounts, Advances and Current Notes Receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Reserve for Doubtful Accounts, Advances and Current Notes Receivable
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, Beginning of Period	$ 41,212		$ 32,963		$ 36,886
Additions, Charged to Income	11,297		26,718		10,298
Reductions, Deductions from Reserves	17,833	[1]	18,469	[1]	14,221	[1]
Balance, End of Period	$ 34,676		$ 41,212		$ 32,963

[1]	Amounts determined not to be collectible and charged against the reserve and translation.